Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Year-end value of $100 invested on 12/31/2019 in:
	Summary Compensation Table Total for Erin N. Kane(1)	Compensation Actually Paid to Erin N Kane(2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1),(2)	ASIX(3)	S&P SmallCap 600 Materials Sector(3)	Net Income (in Millions)	Adjusted EBITDA (in Millions)(4)
Year	$	$	$	$	$	$	$	$
2022	5,319,589	1,391,954	1,156,388	(43,013)	193.52	136.42	171.9	308.5
2021	5,751,844	23,015,799	1,419,859	4,154,084	237.34	145.27	139.8	267.0
2020	4,385,575	4,500,261	1,079,378	1,225,774	100.15	122.68	46.1	128.6

Company Selected Measure Name	Adjusted earnings before interest, taxes, depreciation, and amortization
Named Executive Officers, Footnote [Text Block]	Erin N. Kane has served as our CEO since October 1, 2016. The information presented for Non-CEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2022: Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Christopher Gramm, Willem Blindenbach
2021: Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Willem Blindenbach
2020: Michael Preston, Achilles B. Kintiroglou, Christopher Gramm, Willem Blindenbach

Peer Group Issuers, Footnote [Text Block]	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P SmallCap Materials Sector.
PEO Total Compensation Amount	$ 5,319,589	$ 5,751,844	$ 4,385,575
PEO Actually Paid Compensation Amount	1,391,954	23,015,799	4,500,261
Non-PEO NEO Average Total Compensation Amount	1,156,388	1,419,859	1,079,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ (43,013)	4,154,084	1,225,774
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2022		2021		2020
	Erin N. Kane	Average Non-CEO NEOs	Erin N. Kane	Average Non-CEO NEOs	Erin N. Kane	Average Non-CEO NEOs
	$	$	$	$	$	$
Total Compensation from Summary Compensation Table	5,319,589	1,156,388	5,751,844	1,419,859	4,385,575	1,079,378
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,293,151)	(482,600)	(3,059,597)	(561,849)	(2,640,024)	(492,515)
Year-end fair value of unvested awards granted in the current year	3,303,960	411,927	6,897,757	1,219,584	4,173,325	774,015
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(2,880,654)	(375,948)	12,870,535	1,951,013	(768,929)	(60,664)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,057,791)	(154,752)	555,259	125,477	(649,686)	(74,440)
Forfeitures during current year equal to prior year-end fair value	—	(598,028)	—	—	—	—
Dividends or dividend equivalents not otherwise included in total	—	—	—	—	—	—
Total Adjustments for Equity Awards	(3,927,636)	(1,199,401)	17,263,955	2,734,225	114,686	146,396
Compensation Actually Paid (as calculated)	1,391,954	(43,013)	23,015,799	4,154,084	4,500,261	1,225,774

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were:

•Adjusted EBITDA
•Diluted EPS
•Free Cash Flow
•ROI

Total Shareholder Return Amount	$ 193.52	237.34	100.15
Peer Group Total Shareholder Return Amount	136.42	145.27	122.68
Net Income (Loss)	$ 171,900,000	$ 139,800,000	$ 46,100,000
Company Selected Measure Amount	308,500,000	267,000,000.0	128,600,000
PEO Name	Erin N. Kane
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted earnings before interest, taxes, depreciation, and amortization; please see Appendix A for a reconciliation of Net Income to Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROI
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,927,636)	$ 17,263,955	$ 114,686
PEO [Member] | Equity Awards Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,293,151)	(3,059,597)	(2,640,024)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,303,960	6,897,757	4,173,325
PEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,880,654)	12,870,535	(768,929)
PEO [Member] | Equity Awards Granted In Covered Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,057,791)	555,259	(649,686)
PEO [Member] | Equity Awards Forfeited During The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Dividends Or Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,199,401)	2,734,225	146,396
Non-PEO NEO [Member] | Equity Awards Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(482,600)	(561,849)	(492,515)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	411,927	1,219,584	774,015
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,948)	1,951,013	(60,664)
Non-PEO NEO [Member] | Equity Awards Granted In Covered Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(154,752)	125,477	(74,440)
Non-PEO NEO [Member] | Equity Awards Forfeited During The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(598,028)	0	0
Non-PEO NEO [Member] | Equity Awards Dividends Or Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0